CONSOLIDATED INCOME STATEMENTS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
REVENUES FROM CONTRACTS WITH CUSTOMERS
Service revenues	₱ 201,832	₱ 195,344		₱ 184,680
Non-service revenues	9,121	9,018		7,506
Revenues	210,953	204,362		192,186
EXPENSES
Selling, general and administrative expenses (Notes 5 and 18)	81,876	84,476		77,686
Depreciation and amortization (Notes 9, 10 and 18)	58,441	98,631		52,072
Cost of sales and services (Note 5)	15,092	14,172		12,917
Asset impairment (Note 5)	4,432	6,044		4,942
Interconnection costs	10,418	6,104		3,698
Expenses	170,259	209,427		151,315
Profit (loss) from operating activities	40,694	(5,065)		40,871
OTHER INCOME (EXPENSES) - NET (Note 5)	(4,217)	19,097		(6,615)
INCOME BEFORE INCOME TAX FROM CONTINUING OPERATIONS	36,477	14,032		34,256
PROVISION FOR INCOME TAX (Note 7)	9,612	2,697		7,459
NET INCOME FROM CONTINUING OPERATIONS (Note 4)	26,865	11,335		26,797
NET LOSS FROM DISCONTINUED OPERATIONS (Notes 2, 4 and 8)	(41)	(600)	[1]	(121)	[1]
NET INCOME (Note 4)	26,824	10,735		26,676
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	26,614	10,485	[1]	26,367	[1]
Noncontrolling interests	210	250		309
NET INCOME (Note 4)	₱ 26,824	₱ 10,735		₱ 26,676
Earnings Per Share Attributable to Common Equity Holders of PLDT (Notes 4 and 8)
Basic	₱ 122.91	₱ 48.26	[1]	₱ 121.76	[1]
Diluted	122.91	48.26	[1]	121.76	[1]
Earnings Per Share from Continuing Operations Attributable to Common Equity Holders of PLDT (Notes 4 and 8)
Basic	123.1	51.03	[1]	122.32	[1]
Diluted	₱ 123.1	₱ 51.03	[1]	₱ 122.32	[1]

[1]

(1) To be comparable with 2023, certain amounts for the years ended December 31, 2022 and 2021 have been reclassified to reflect the discontinued
operations of certain ePLDT subsidiaries. See Note 2 – Summary of Material Accounting Policies – Discontinued Operations for further discussion.